Annual Total Returns - Voya Multi-Manager Mid Cap Value Fund (Class I and P Shares) [BarChart] - Class I and P Shares - Voya Multi-Manager Mid Cap Value Fund - Class I	Sep. 30, 2021
Bar Chart Table:
2011
2012	20.20%
2013	33.65%
2014	11.83%
2015	(3.81%)
2016	14.88%
2017	14.99%
2018	(14.97%)
2019	27.60%
2020	2.64%